Other Real Estate Owned (Tables)	12 Months Ended
Dec. 31, 2018
Other Real Estate [Abstract]
Other Real Estate Owned Roll Forward [Table Text Block]
	For the year ended December 31, 2018
	Non-covered	Non-covered	Covered
	OREO	OREO	OREO
(In thousands)	Commercial/ Construction	Mortgage	Mortgage	Total
Balance at beginning of period	$21,411	$147,849	$19,595	$188,855
Write-downs in value	(2,974)	(10,380)	(287)	(13,641)
Additions	10,688	41,167	-	51,855
Sales	(8,108)	(78,330)	(3,282)	(89,720)
Other adjustments	777	(728)	(693)	(644)
Transfer to non-covered status[1]	-	15,333	(15,333)	-
Ending balance	$21,794	$114,911	$-	$136,705
[1] Represents the reclassification of OREOs to the non-covered category, pursuant to the Termination Agreement of all shared-loss agreements with the Federal Deposit Insurance Corporation related to loans acquired from Westernbank, that was completed on May 22, 2018.

	For the year ended December 31, 2017
	Non-covered	Non-covered	Covered
	OREO	OREO	OREO
(In thousands)	Commercial/ Construction	Mortgage	Mortgage	Total
Balance at beginning of period	$20,401	$160,044	$32,128	$212,573
Write-downs in value[1]	(5,011)	(16,876)	(3,311)	(25,198)
Additions	8,918	70,763	9,912	89,593
Sales	(2,765)	(68,145)	(16,273)	(87,183)
Other adjustments	(132)	2,063	(2,861)	(930)
Ending balance	$21,411	$147,849	$19,595	$188,855
[1] Includes $2.7 million related to the damages from Hurricane Maria, of which $1.3 million were for commercial and $1.4 million for residential.

	For the year ended December 31, 2016
	Non-covered	Non-covered	Covered
	OREO	OREO	OREO
(In thousands)	Commercial/ Construction	Mortgage	Mortgage	Total
Balance at beginning of period	$32,471	$122,760	$36,685	$191,916
Write-downs in value	(2,909)	(9,889)	(2,273)	(15,071)
Additions	7,372	105,140	17,588	130,100
Sales	(15,894)	(56,826)	(18,206)	(90,926)
Other adjustments	(639)	(1,141)	(1,666)	(3,446)
Ending balance	$20,401	$160,044	$32,128	$212,573